Cover	12 Months Ended
Oct. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	No
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	High-Trend International Group
Entity Central Index Key	0001928948
Entity File Number	001-41573
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#06-17 Paya Lebar Square
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value per share
Trading Symbol	HTCO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	117,885,481
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Shixuan He
Contact Personnel Email Address	brucehe@htcoint.com
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#06-17 Paya Lebar Square
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051
Entity Phone Fax Numbers [Line Items]
City Area Code	(65)
Local Phone Number	8304 8372